Inventories (Tables)	9 Months Ended
Sep. 30, 2021
Inventories [Abstract]
Schedule of inventories
	September 30,	December 31,
	2021	2020

Raw materials and components	$23,919	$18,026
Finished products (*)	31,425	34,461

	$55,344	$52,487

(*)	Including amounts of $5,578 and $10,628 as of September 30, 2021 and December 31, 2020, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.